EQUITY ACCOUNTED INVESTMENTS	6 Months Ended
Jun. 30, 2022
Interests In Other Entities [Abstract]
EQUITY ACCOUNTED INVESTMENTS	EQUITY ACCOUNTED INVESTMENTS

(US$ MILLIONS)	June 30, 2022	December 31, 2021
Balance at beginning of year	$1,480	$1,690
Acquisitions through business combinations	339	20
Additions	126	430
Impairment losses	—	(29)
Dispositions	—	(534)
Share of net income	91	13
Share of other comprehensive income (loss)	(1)	(16)
Distributions received	(92)	(89)
Foreign currency translation	(3)	(5)
Balance at end of period	$1,940	$1,480
On May 31, 2022, the partnership completed the acquisition of a 23% economic interest in CUPA Finance, S.L. (“Cupa”) for consideration of $100 million. The partnership has joint control over Cupa and has accounted for its investment as an equity accounted investment.